PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment, Net

Property, plant and equipment, net consisted of the following:

	As of December 31,
	2011	2012
Buildings	$71,953	$73,261
Vehicles	2,684	2,655
Fixtures and equipment	178,411	215,450
Building improvements	57,284	72,202

Total	310,332	363,568
Less: Accumulated depreciation	(103,033)	(140,402)

Subtotal	207,299	223,166
Construction in progress	38,395	41,215

Property, plant and equipment, net	$245,694	$264,381